Related party transactions - Services (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related party transactions
Corporate service fees charged by related parties	$ 2,140	$ 1,396	$ 4,300	$ 3,318
Ship management fees charged by related parties	$ 25	$ 201	$ 192	$ 402